Quarterly Report
September 30, 2023
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 3.4%
Boeing Co. (a)	2,562	$491,084
General Dynamics Corp.	2,487	549,552
Honeywell International, Inc.	4,209	777,571
Howmet Aerospace, Inc.	10,571	488,909
RTX Corp.	1,920	138,182
		$2,445,298
Alcoholic Beverages – 1.8%
China Resources Beer Holdings Co. Ltd.	42,000	$230,355
Constellation Brands, Inc., “A”	1,340	336,782
Diageo PLC	13,456	496,242
Kweichow Moutai Co. Ltd., “A”	900	221,616
		$1,284,995
Apparel Manufacturers – 2.6%
Compagnie Financiere Richemont S.A.	4,505	$548,900
LVMH Moet Hennessy Louis Vuitton SE	1,175	886,451
NIKE, Inc., “B”	4,451	425,605
		$1,860,956
Broadcasting – 0.5%
Walt Disney Co. (a)	4,198	$340,248
Brokerage & Asset Managers – 4.0%
Charles Schwab Corp.	10,219	$561,023
CME Group, Inc.	3,215	643,707
Euronext N.V.	9,650	671,558
London Stock Exchange Group PLC	9,564	960,829
		$2,837,117
Business Services – 1.6%
Accenture PLC, “A”	2,779	$853,459
Tyler Technologies, Inc. (a)	696	268,753
		$1,122,212
Cable TV – 0.4%
Cable One, Inc.	414	$254,875
Computer Software – 8.9%
Cadence Design Systems, Inc. (a)	3,246	$760,538
Microsoft Corp. (s)	12,336	3,895,092
NICE Systems Ltd., ADR (a)	1,762	299,540
Palo Alto Networks, Inc. (a)	1,591	372,994
Salesforce, Inc. (a)	5,066	1,027,283
		$6,355,447
Computer Software - Systems – 5.7%
Apple, Inc. (s)	6,542	$1,120,056
Cap Gemini S.A.	3,659	635,344
Constellation Software, Inc.	349	720,501
Hitachi Ltd.	14,900	924,769
ServiceNow, Inc. (a)	1,232	688,639
		$4,089,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.2%
Masco Corp.	6,736	$360,039
Sherwin-Williams Co.	1,755	447,613
Techtronic Industries Co. Ltd.	26,500	257,185
Vulcan Materials Co.	2,650	535,353
		$1,600,190
Consumer Products – 0.9%
Colgate-Palmolive Co.	4,255	$302,573
Kao Corp.	4,600	170,869
Kenvue, Inc.	10,154	203,892
		$677,334
Electrical Equipment – 2.3%
Johnson Controls International PLC	10,107	$537,793
Schneider Electric SE	4,718	777,823
TE Connectivity Ltd.	2,702	333,778
		$1,649,394
Electronics – 5.1%
Applied Materials, Inc.	4,331	$599,627
ASML Holding N.V.	588	345,297
Marvell Technology, Inc.	8,408	455,125
NVIDIA Corp.	1,528	664,665
NXP Semiconductors N.V.	3,133	626,349
Taiwan Semiconductor Manufacturing Co. Ltd.	59,000	955,902
		$3,646,965
Energy - Independent – 2.1%
ConocoPhillips	6,565	$786,487
Valero Energy Corp.	3,170	449,221
Woodside Energy Group Ltd.	12,458	292,280
		$1,527,988
Energy - Integrated – 2.5%
Galp Energia SGPS S.A., “B”	39,009	$577,847
Petroleo Brasileiro S.A., ADR	37,169	509,587
TotalEnergies SE	10,621	698,940
		$1,786,374
Energy - Renewables – 0.2%
Orsted A/S	2,706	$147,324
Food & Beverages – 2.4%
Mondelez International, Inc.	6,667	$462,690
Nestle S.A.	5,884	664,430
PepsiCo, Inc.	3,376	572,029
		$1,699,149
Gaming & Lodging – 1.1%
Aristocrat Leisure Ltd.	11,074	$290,853
Sands China Ltd. (a)	51,600	158,142
Whitbread PLC	7,440	312,974
		$761,969
Health Maintenance Organizations – 1.1%
Cigna Group	2,717	$777,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.1%
AIA Group Ltd.	73,600	$600,101
Aon PLC	2,704	876,691
Chubb Ltd.	3,756	781,924
		$2,258,716
Internet – 6.5%
Alphabet, Inc., “A” (a)(s)	22,205	$2,905,746
Gartner, Inc. (a)	2,231	766,594
Meta Platforms, Inc., “A” (a)	2,389	717,202
Tencent Holdings Ltd.	6,200	242,428
		$4,631,970
Leisure & Toys – 0.5%
Electronic Arts, Inc.	3,223	$388,049
Machinery & Tools – 3.4%
Eaton Corp. PLC	1,964	$418,882
GEA Group AG	7,045	260,393
Ingersoll Rand, Inc.	4,679	298,146
Regal Rexnord Corp.	2,285	326,481
SMC Corp.	1,100	493,027
Wabtec Corp.	6,229	661,956
		$2,458,885
Major Banks – 3.4%
BNP Paribas	11,292	$718,882
Goldman Sachs Group, Inc.	1,799	582,102
Mitsubishi UFJ Financial Group, Inc.	43,300	367,546
NatWest Group PLC	270,284	773,377
		$2,441,907
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	2,634	$648,622
Medical Equipment – 4.2%
Agilent Technologies, Inc.	4,230	$472,999
Becton, Dickinson and Co.	2,189	565,922
Boston Scientific Corp. (a)(s)	13,467	711,057
Medtronic PLC	7,024	550,401
QIAGEN N.V. (a)	7,326	296,703
STERIS PLC	1,833	402,197
		$2,999,279
Metals & Mining – 0.6%
Glencore PLC	77,246	$441,755
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	79,200	$232,110
Network & Telecom – 0.8%
Equinix, Inc., REIT	748	$543,242
Oil Services – 0.5%
Schlumberger Ltd.	6,188	$360,760

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.3%
HDFC Bank Ltd.	24,737	$454,666
Julius Baer Group Ltd.	12,707	814,339
Macquarie Group Ltd.	4,679	504,593
Moody's Corp.	1,700	537,489
Visa, Inc., “A”	6,465	1,487,015
		$3,798,102
Pharmaceuticals – 5.8%
Johnson & Johnson	4,932	$768,159
Merck & Co., Inc.	6,332	651,879
Pfizer, Inc.	9,149	303,472
Roche Holding AG	3,818	1,041,417
Santen Pharmaceutical Co. Ltd.	32,200	295,950
Vertex Pharmaceuticals, Inc. (a)	1,793	623,498
Zoetis, Inc.	2,903	505,064
		$4,189,439
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	3,462	$419,268
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	6,141	$456,952
Real Estate – 0.5%
LEG Immobilien SE (a)	5,061	$349,618
Restaurants – 1.2%
Starbucks Corp.	4,329	$395,108
Yum China Holdings, Inc.	8,658	482,424
		$877,532
Specialty Chemicals – 4.1%
Air Products & Chemicals, Inc.	1,925	$545,545
Akzo Nobel N.V.	3,191	230,277
Corteva, Inc.	2,848	145,704
Croda International PLC	5,031	301,698
DuPont de Nemours, Inc.	7,305	544,880
Linde PLC	2,359	878,374
Sika AG	1,197	303,388
		$2,949,866
Specialty Stores – 4.1%
Amazon.com, Inc. (a)(s)	14,297	$1,817,434
Home Depot, Inc.	2,573	777,458
Target Corp.	3,274	362,006
		$2,956,898
Telecommunications - Wireless – 1.5%
Advanced Info Service Public Co. Ltd.	57,300	$358,789
Cellnex Telecom S.A.	8,972	311,969
KDDI Corp.	7,800	238,896
SBA Communications Corp., REIT	849	169,944
		$1,079,598
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	16,809	$245,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.4%
Philip Morris International, Inc.	3,379	$312,828
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	39,500	$292,305
Iberdrola S.A.	43,813	489,191
NextEra Energy, Inc.	6,108	349,927
PG&E Corp. (a)	28,994	467,673
		$1,599,096
Total Common Stocks		$71,504,488
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	352	$0

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.4% (v)	198,424	$198,464

Other Assets, Less Liabilities – 0.1%		86,228
Net Assets – 100.0%		$71,789,180
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $198,464 and $71,504,488, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At September 30, 2023, the fund had liquid securities with an aggregate value of $542,609 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$46,731,268	$—	$—	$46,731,268
France	—	4,388,998	—	4,388,998
Switzerland	—	3,372,474	—	3,372,474
United Kingdom	1,262,527	2,024,348	—	3,286,875
Japan	2,491,057	—	—	2,491,057
China	1,408,933	—	—	1,408,933
Hong Kong	1,307,733	—	—	1,307,733
Canada	1,177,453	0	—	1,177,453
Australia	1,087,726	—	—	1,087,726
Other Countries	3,372,009	2,879,962	—	6,251,971
Mutual Funds	198,464	—	—	198,464
Total	$59,037,170	$12,665,782	$—	$71,702,952
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$269,598	$9,081,092	$9,152,139	$(46)	$(41)	$198,464
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$18,868	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
United States	65.5%
France	6.1%
Switzerland	4.7%
United Kingdom	4.6%
Japan	3.5%
China	2.0%
Hong Kong	1.8%
Canada	1.6%
Australia	1.5%
Other Countries	8.7%